17. COMMITMENT AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
Year ending December 31,
2013	$126,000
2014	101,000
2015	51,000
Total future minimum rental payments	$278,000

Future minimum employment contract payments
Year ending December 31,
2013	$453,000
2014	453,000
2015	113,000
Total future minimum employment contract payments	$1,019,000